SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Change in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	$ (682.0)	$ (680.5)
Other comprehensive (loss) income before reclassifications, net of tax	69.2	(94.2)
Reclassifications to net income, net of tax	264.7	92.7
Net current-period other comprehensive (loss) income, net of tax	333.9	(1.5)	$ 71.4
Balance at end of the year	(348.1)	(682.0)	(680.5)
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(247.4)	(156.2)
Other comprehensive (loss) income before reclassifications, net of tax	2.3	(91.2)
Net current-period other comprehensive (loss) income, net of tax	2.3	(91.2)
Balance at end of the year	(245.1)	(247.4)	(156.2)
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(434.3)	(524.0)
Other comprehensive (loss) income before reclassifications, net of tax	66.4	(4.1)
Reclassifications to net income, net of tax	266.1	93.8
Net current-period other comprehensive (loss) income, net of tax	332.5	89.7
Balance at end of the year	(101.8)	(434.3)	(524.0)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(0.3)	(0.3)
Other comprehensive (loss) income before reclassifications, net of tax	0.5	1.1
Reclassifications to net income, net of tax	(1.4)	(1.1)
Net current-period other comprehensive (loss) income, net of tax	(0.9)
Balance at end of the year	$ (1.2)	$ (0.3)	$ (0.3)